Accounts receivable (Tables)	12 Months Ended
Sep. 30, 2020
Accounts receivable
Schedule of accounts receivable

	September 30,	September 30,
	2020	2019
Accounts receivable - trade	$10,952,237	$13,824,937
Accounts receivable - related party	—	2,654
Accounts receivable	10,952,237	13,827,591
Less: allowance for doubtful accounts	(194,118)	—
Accounts receivable	$10,758,119	$13,827,591